CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2024	May 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF INTEREST EXPENSES	Interest expense consists of the following in the three months ended August 31:
	2024	2023
Interest on notes	$11,230	$4,978
Amortization of discount	8,936	5,122
Total	$20,166	$10,100
Interest expense consists of the following in the years ended May 31:
	2024	2023
Interest on notes	$23,232	$44,531
Amortization of discount	25,367	69,644
Total	$48,599	$114,175